EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Computation of basic and diluted gain (loss) per share
Net income attributable to Canadian Solar Inc. - basic (in dollars)	$ 65,249	$ 171,861	$ 239,502
Dilutive effect of interest expense of convertible notes		5,275	4,641
Net income attributable to Canadian Solar Inc. - diluted	$ 65,249	$ 177,136	$ 244,143
Denominator for basic calculation - weighted average number of common shares - basic	57,524,349	55,728,903	54,408,037
Diluted effects of share number from share options and RSUs	534,714	1,343,162	2,051,601
Diluted effects of share number from warrants		20,658
Dilutive effects of share number from convertible notes		3,333,333	2,894,977
Denominator for diluted calculation - weighted average number of common shares - diluted	58,059,063	60,426,056	59,354,615
Basic earnings per share (in dollars per share)	$ 1.13	$ 3.08	$ 4.40
Diluted earnings per share (in dollars per share)	$ 1.12	$ 2.93	$ 4.11
Share options and RSUs
Computation of basic and diluted gain (loss) per share
Anti-dilutive shares excluded from the computation of diluted earnings per share, total	476,043	115,017	95,422